Companies and businesses acquired and divested	12 Months Ended
Dec. 31, 2023
Companies and Businesses Acquired and Divested [Abstract]
Companies and businesses acquired and divested
42 Companies and businesses acquired and divested
Companies and businesses acquired
2023
There were no significant acquisitions in 2023.
2022
On February 28, 2022, Transamerica acquired 100% equity interest in TAG Resources, LLC (TAG). TAG aggregates small to mid-market
employer retirement plans (pooled-plan space) and provides administration and fiduciary oversight services as a third-party administrator for such plans, including providing plan design, consulting, and compliance to plan sponsors. The total consideration transferred amounted to EUR 33 million. Based on the purchase price allocation, the fair value of net assets amounted to EUR 17 million, resulting in goodwill of EUR 16 million. The acquisition does not have a material impact on Aegon’s capital position or results.
Companies and businesses divested
2023
On April 4, 2023 Aegon announced the sale of its UK individual protection book to Royal London. Under the terms of the agreement, Aegon UK will initially reinsure the portfolio to Royal London, followed by a Part VII transfer of the legal ownership of the individual protection book in 2024. The transfer is subject to court approval. Aegon UK’s individual protection business is a portfolio of life, critical illness, and income protection policies for 400,000 high-net
worth individual customers, which was sold via independent financial advisers. The portfolio closed to new business on April 4, 2023. The sale does not have a material impact on Aegon’s capital position or results.
On June 1, 2023 Aegon announced the completion of the divestment of its businesses in Poland and Romania to Vienna Insurance Group AG Wiener Versicherung Gruppe (VIG) for EUR 125 million. The book loss on the transaction is EUR 78 million and is recorded in Aegon’s 2023 results. This was the final step to complete the full sale of Aegon’s insurance, pension and asset management business in Central and Eastern Europe to VIG, following the closings of the divestments of the Hungarian and Turkish businesses in 2022.
On July 4, 2023, Aegon announced the completion of the combination of its Dutch pension, life and non-life
insurance, banking, and mortgage origination activities with a.s.r., and the beginning of its asset management partnership with a.s.r. As part of the transaction, Aegon received EUR 2.2 billion cash proceeds and almost a 30% stake in a.s.r., see note 45 Held for sale and discontinued operations for more information.
On July 21, 2023 Aegon announced the sale of its 56% stake in its associate in India, Aegon Life Insurance Company, to Bandhan Financial Holdings Limited, an Indian financial services company. The completion of the proposed transaction is subject to customary regulatory approvals which have been received in 2023. The divestment does not have a material impact on Aegon’s capital position or results. See note “46 Events after the reporting period” on the close of the sale in 2024.
2022
On March 23, 2022, and on April 21, 2022, Aegon completed the divestment of its Hungarian and Turkish businesses to Vienna Insurance Group AG Wiener Versicherung Gruppe (VIG). The book gain amounted to EUR 288 million, which includes a loss of EUR 177 million related to the recycling of the foreign currency translation reserve and revaluation reserve though the income statement. As a result of this transaction, IFRS equity has increased by EUR 465 million. The completion of this sale is part of the full closing of the sale of Aegon’s insurance, pension, and asset management businesses in Central and Eastern Europe to VIG for EUR 830 million, as announced in November 2020. The sale of Aegon Poland and Aegon Romania was completed on June 1, 2023.
On October 14, 2022, Aegon completed the divestment of its 50% stake in the Spanish insurance joint venture with Liberbank to Unicaja Banco. As announced on May 23, 2022, the sale follows the change of control in Liberbank after its merger with Unicaja Banco in 2021. The net proceeds of the transaction amount to EUR 176 million. The book gain on the transaction is EUR 87 million and is recorded in Aegon’s 2022 results.